Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement (Tables) [Line Items]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 are as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned
Equities(1)	$529,984	$–	$–	$529,984
U.S Treasury Bills(2)	233,445,264	–	–	233,445,264
FX forward contract(1)	60,879			60,879
Customer-held fractional shares	108,252,531	–	–	108,252,531
Total financial assets	$342,288,658	$–	$–	$342,288,658

Liabilities
Financial instruments sold not yet purchased(3)
Equity options	$2,196	$–	$–	$2,196
Fractional share repurchase obligation(3)	108,252,531	–	–	108,252,531
Total financial liabilities	$108,254,727	$–	$–	$108,254,727

(1)	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the consolidated statements of financial position.
(2)	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our consolidated statements of financial position.
(3)	Fair value of obligation is classified within payables due to customers on the consolidated statements of financial position.

Our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 are as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned
Equities(1)	$562,051	$–	$–	$562,051
U.S Treasury Bills(2)	189,143,720	–	–	189,143,720

Customer-held fractional shares	45,528,829	–	–	45,528,829
Total financial assets	$235,234,600	$–	$–	$235,234,600

Liabilities
Financial instruments sold not yet purchased(3)
Equity options	$2,083	$–	$–	$2,083
Fractional share repurchase obligation(3)	45,528,829	–	–	45,528,829
Total financial liabilities	$45,530,912	$–	$–	$45,530,912

(1)	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the consolidated statements of financial position.
(2)	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our consolidated statements of financial position.
(3)	Fair value of obligation is classified within payables due to customers on the consolidated statements of financial position.

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Fair Value Measurement (Tables) [Line Items]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis as December 31, 2024 and 2023 by level within the fair value hierarchy:
December 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - Money Market Funds	$112,391,416	$-	$-

December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - Money Market Funds	$109,573,279	$-	$-